JENNIFER M. GOODMAN
312-609-7732
jgoodman@vedderprice.com
VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

312-609-7500

FAX: 312-609-5005
CHICAGO • NEW YORK CITY • WASHINGTON, D.C. • ROSELAND, NJ

March 3, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Asset Management Fund (the “Registrant”)
File Nos. 002-78808 and 811-03541
To The Commission:
     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated March 1, 2008 and Statement of Additional Information dated March 1, 2008 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 56 (the “Amendment”), which was filed on February 28, 2008, and (2) the text of the Amendment was filed electronically (Accession No. 0000950137-08-002972).
     Please do not hesitate to contact the undersigned at (312) 609-7732 if you have any questions regarding this certification.

Sincerely,

/s/ Jennifer M. Goodman
Jennifer M. Goodman

JMG/ak